SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Credit Agreement
On April 26, 2024, the Borrower, Waldencast Partners LP, JPMorgan and the required lenders entered into an amendment (the “Third Amendment”) to the 2022 Credit Agreement. Among other things, the Third Amendment: (i) waived certain historical breaches of the financial covenant, (ii) modified the existing financial covenants, (iii) reduced the revolving commitments of the lenders by $5 million in the aggregate to $45 million, (iv) lowered the existing minimum liquidity covenant to $10.0 million and (v) extended the Covenant Relief Period until the earlier of December 31, 2024, or such earlier time that the Borrower elects to test the financial covenants in the same manner as prior to giving effect to the Second Amendment.